Restatement of previously issued financial statements (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Product revenue	$ 75,164	$ 128,914	$ 25,863
Parts revenue	2,351	3,468	2,784
Service and other revenue	10,181	23,244	8,128
Total revenue	87,696	155,626	36,775
Cost of revenue and expenses:
Cost of product and parts revenue	67,093	102,486	23,993
Research and development	36,574	73,198	24,620
General and administrative	22,738	44,811	15,030
Sales and marketing	15,302	30,112	13,985
Foreign exchange loss (gain)	(2,053)	1,185	3,289
Depreciation and amortization	6,200	11,395	3,375
Bank charges, interest and other	917	737	446
Total cost of revenue and expenses	146,771	263,924	84,738
Loss before undernoted	(59,075)	(108,298)	(47,963)
Income from investment accounted for by the equity method	14,458	16,190	8,627
Interest on long-term debt and amortization of discount	(2,998)	(5,354)	(3,323)
Interest and other income	661	426	938
Loss before income taxes	(46,954)	(97,036)	(41,721)
Income tax recovery (expense)
Current	(1,028)	(2,147)	68
Deferred	2,188	409	(489)
Total income tax recovery (expense)	1,160	(1,738)	(421)
Net loss for the period	(45,794)	(98,774)	(42,142)
Net income (loss) attributed to:
The Company	(45,794)		(42,142)
Loss per share:
Basic and diluted (in dollars per share)	$ (0.96)	$ (1.83)	$ (1.00)
Weighted average common shares outstanding:
Basic and diluted (in shares)	47,933,348	54,072,513	42,305,889
As previously reported
Product revenue	189,682		110,475
Parts revenue	26,677		29,459
Service and other revenue	10,181		8,128
Total revenue	226,540		148,062
Cost of revenue and expenses:
Cost of product and parts revenue	145,930		90,982
Research and development	43,294		34,663
General and administrative	23,534		16,211
Sales and marketing	24,961		21,660
Foreign exchange loss (gain)	(2,036)		3,877
Depreciation and amortization	6,280		3,455
Bank charges, interest and other	1,206		665
Total cost of revenue and expenses	243,169		171,513
Loss before undernoted	(16,629)		(23,451)
Income from investment accounted for by the equity method	1,500		842
Interest on long-term debt and amortization of discount	(2,998)		(3,323)
Interest and other income	958		1,222
Loss before income taxes	(17,169)		(24,710)
Income tax recovery (expense)
Current	(19,630)		(8,886)
Deferred	3,963		(761)
Total income tax recovery (expense)	(15,667)		(9,647)
Net loss for the period	(32,836)		(34,357)
Net income (loss) attributed to:
Joint venture partners	12,958		7,785
The Company	(45,794)		(42,142)
Loss per share:
Basic and diluted (in dollars per share)	$ (0.96)		$ (1.00)
Weighted average common shares outstanding:
Basic and diluted (in shares)	47,933,348		42,305,889
Correction
Product revenue	(114,518)		(84,612)
Parts revenue	(24,326)		(26,675)
Total revenue	(138,844)		(111,287)
Cost of revenue and expenses:
Cost of product and parts revenue	(78,837)		(66,989)
Research and development	(6,720)		(10,043)
General and administrative	(796)		(1,181)
Sales and marketing	(9,659)		(7,675)
Foreign exchange loss (gain)	(17)		(588)
Depreciation and amortization	(80)		(80)
Bank charges, interest and other	(289)		(219)
Total cost of revenue and expenses	(96,398)		(86,775)
Loss before undernoted	(42,446)		(24,512)
Income from investment accounted for by the equity method	12,958		7,785
Interest and other income	(297)		(284)
Loss before income taxes	(29,785)		(17,011)
Income tax recovery (expense)
Current	18,602		8,954
Deferred	(1,775)		272
Total income tax recovery (expense)	16,827		9,226
Net loss for the period	(12,958)		(7,785)
Net income (loss) attributed to:
Joint venture partners	$ (12,958)		$ (7,785)